Segment Information and Geographic Data - Schedule of Reconciliation of Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment information and geographic data
Elimination of intersegment receivables	$ (29,736)	$ (7,168)
Elimination of intersegment investment and goodwill	(38,512)	(19,332)
TOTAL ASSETS	514,587	114,688
Operating segments
Segment information and geographic data
TOTAL ASSETS	47,892	13,564	$ 23,736
Corporate
Segment information and geographic data
Other Assets	$ 534,943	$ 127,624